Schedule of Investments (unaudited) March 31, 2023	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 22.0%
AbbVie, Inc.	111,783	$17,814,857
Affinivax, Inc., (Acquired 08/18/22, Cost: $0)(a)(b)	6,331	83,126
Alkermes PLC(c)	32,331	911,411
Alnylam Pharmaceuticals, Inc.(c)	15,553	3,115,577
Amgen, Inc.(d)	67,355	16,283,071
Apellis Pharmaceuticals, Inc.(c)	13,695	903,322
Arcutis Biotherapeutics, Inc.(c)	42,854	471,394
Argenx SE, ADR(c)	7,121	2,653,142
Biogen, Inc.(c)	21,312	5,925,375
BioMarin Pharmaceutical, Inc.(c)	34,910	3,394,648
Biomea Fusion, Inc.(c)	17,544	544,039
BioNTech SE, ADR	10,000	1,245,700
Blueprint Medicines Corp.(c)	26,725	1,202,358
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)(a)(b)	44,167	174,460
Cerevel Therapeutics Holdings, Inc.(c)	16,785	409,386
CureVac NV(c)(e)	20,488	142,801
Decibel Therapeutics, Inc.(c)	46,884	141,590
Design Therapeutics, Inc.(c)	13,967	80,590
Enanta Pharmaceuticals, Inc.(c)	3,150	127,386
Exact Sciences Corp.(c)	16,381	1,110,796
Frequency Therapeutics, Inc.(c)	28,060	14,114
Genmab A/S(c)	2,498	944,257
Genmab A/S, ADR(c)(e)	16,911	638,559
Gilead Sciences, Inc.	172,670	14,326,430
Horizon Therapeutics PLC(c)	7,410	808,727
Immuneering Corp., Class A(c)(e)	14,456	140,368
Immunocore Holdings PLC, ADR(c)(e)	9,668	477,986
Incyte Corp.(c)	33,358	2,410,783
Ionis Pharmaceuticals, Inc.(c)	18,640	666,194
IVERIC bio, Inc.(c)	12,230	297,556
Karuna Therapeutics, Inc.(c)	1,825	331,493
Krystal Biotech, Inc.(c)	3,135	250,988
Legend Biotech Corp., ADR(c)	14,146	682,120
Mirati Therapeutics, Inc.(c)	15,380	571,828
Moderna, Inc.(c)	28,938	4,444,298
Monte Rosa Therapeutics, Inc.(c)	28,575	222,599
Morphic Holding, Inc.(c)	7,120	267,997
Neurocrine Biosciences, Inc.(c)	23,254	2,353,770
Nuvalent, Inc., Class A(c)	11,178	291,634
PMV Pharmaceuticals, Inc.(c)	17,490	83,427
Prime Medicine, Inc.(c)(e)	22,929	282,027
Prometheus Biosciences, Inc.(c)	6,920	742,654
Protagonist Therapeutics, Inc.(c)	19,310	444,130
Prothena Corp. PLC(c)	8,734	423,337
PTC Therapeutics, Inc.(c)	6,385	309,289
Regeneron Pharmaceuticals, Inc.(c)	17,857	14,672,561
Revolution Medicines, Inc.(c)	18,874	408,811
Rhythm Pharmaceuticals, Inc.(c)	48,130	858,639
Rocket Pharmaceuticals, Inc.(c)	17,213	294,859
Sage Therapeutics, Inc.(c)	21,680	909,693
Sarepta Therapeutics, Inc.(c)	18,688	2,575,767
Seagen, Inc.(c)	20,872	4,225,954
Sigilon Therapeutics, Inc.(c)	19,555	18,188
Tenaya Therapeutics, Inc.(c)	25,502	72,681
TScan Therapeutics, Inc.(c)	29,940	62,874
Ultragenyx Pharmaceutical, Inc.(c)	6,140	246,214

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(c)(e)	47,119	$14,845,783
Viking Therapeutics, Inc.(c)	16,970	282,551

		128,636,169

Health Care Equipment & Supplies — 25.1%
Abbott Laboratories(d)	129,731	13,136,561
Alcon, Inc.	88,739	6,259,649
Align Technology, Inc.(c)	3,960	1,323,194
Bausch & Lomb Corp.(c)	75,830	1,320,200
Baxter International, Inc.	111,827	4,535,703
Becton Dickinson and Co.	36,070	8,928,768
Boston Scientific Corp.(c)	432,925	21,659,238
Cooper Cos., Inc.	12,951	4,835,385
Dexcom, Inc.(c)	54,892	6,377,353
Edwards Lifesciences Corp.(c)	37,566	3,107,835
Envista Holdings Corp.(c)	21,195	866,452
GE HealthCare Technologies, Inc.(c)	68,490	5,618,235
Glaukos Corp.(c)	4,880	244,488
Hologic, Inc.(c)	10,990	886,893
IDEXX Laboratories, Inc.(c)	7,185	3,593,075
Insulet Corp.(c)	8,555	2,728,703
Intuitive Surgical, Inc.(c)	56,844	14,521,937
iRhythm Technologies, Inc.(c)	2,280	282,788
Masimo Corp.(c)(e)	8,860	1,635,024
Medtronic PLC	137,740	11,104,599
Novocure Ltd.(c)(e)	27,700	1,665,878
Omnicell, Inc.(c)	6,425	376,955
Orchestra BioMed Holdings, Inc.(c)(e)	13,696	268,031
Penumbra, Inc.(c)	21,510	5,994,622
ResMed, Inc.	14,439	3,161,997
STERIS PLC	9,590	1,834,375
Stryker Corp.	65,135	18,594,088
Zimmer Biomet Holdings, Inc.	14,617	1,888,516

		146,750,542

Health Care Providers & Services — 15.1%
Agiliti, Inc.(c)	40,496	647,126
AmerisourceBergen Corp.	55,773	8,929,815
Centene Corp.(c)	29,311	1,852,748
Cigna Group	13,289	3,395,738
Elevance Health, Inc.(d)	12,737	5,856,600
Encompass Health Corp.	15,684	848,504
Guardant Health, Inc.(c)	11,675	273,662
HCA Healthcare, Inc.	14,645	3,861,594
Humana, Inc.	9,185	4,458,950
McKesson Corp.	24,550	8,741,028
Quest Diagnostics, Inc.	40,564	5,738,995
UnitedHealth Group, Inc.(d)	92,029	43,491,985

		88,096,745

Life Sciences Tools & Services — 13.3%
10X Genomics, Inc., Class A(c)	9,740	543,395
Agilent Technologies, Inc.	25,861	3,577,611
Avantor, Inc.(c)	78,897	1,667,883
Danaher Corp.	77,879	19,628,623
Icon PLC(c)	8,210	1,753,574
Illumina, Inc.(c)(e)	12,680	2,948,734
IQVIA Holdings, Inc.(c)	26,058	5,182,676
Mettler-Toledo International, Inc.(c)	1,055	1,614,371
Nautilus Biotechnology, Inc.(c)	16,560	45,871
QIAGEN NV(c)	31,011	1,424,335
Rapid Micro Biosystems, Inc., Class A(c)	20,561	26,935
Repligen Corp.(c)	8,190	1,378,868

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.(f)	50,138	$28,898,039
Waters Corp.(c)	12,225	3,785,227
West Pharmaceutical Services, Inc.	15,420	5,342,567

		77,818,709

Pharmaceuticals — 20.8%
Arvinas, Inc.(c)	15,330	418,816
AstraZeneca PLC	41,126	5,698,183
AstraZeneca PLC, ADR	24,607	1,707,972
Bristol-Myers Squibb Co.	39,106	2,710,437
Catalent, Inc.(c)	20,045	1,317,157
Daiichi Sankyo Co. Ltd.	106,000	3,866,629
Eli Lilly and Co.	98,033	33,666,493
Johnson & Johnson(d)	101,374	15,712,970
Merck & Co., Inc.(d)	236,240	25,133,574
Novo Nordisk A/S, Class B	26,375	4,188,911
Pfizer, Inc.(d)	206,621	8,430,137
Pliant Therapeutics, Inc.(c)	12,594	335,000
Roche Holding AG	6,561	1,874,756
Sanofi	24,587	2,667,166
Structure Therapeutics, Inc.(c)	13,208	314,218
Zoetis, Inc.	80,144	13,339,167

		121,381,586

Total Common Stocks — 96.3% (Cost: $401,309,760)		562,683,751

	Benefical Interest (000)

Other Interests

Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc.(a)(b)(g)	$190	150,226

Total Other Interests — 0.0% (Cost: $ — )		150,226

	Shares

Preferred Securities

Preferred Stocks — 0.7%(a)(b)

Biotechnology — 0.1%
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	62,700
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	531,720
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $260,568)	106,790	260,568

		854,988

Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	285,892
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	1,036,054
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	133,315

		1,455,261

Security	Shares	Value

Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	$366,394

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	356,064

Software — 0.2%
Carbon Health Technologies, Inc., (Acquired 02/02/23, Cost: $907,000)	89,892	1,066,119

		4,098,826

Total Preferred Securities — 0.7% (Cost: $5,011,325)		4,098,826

Rights

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc.(a)	14,359	40,062

Total Rights — 0.0% (Cost: $14,646)		40,062

Warrants

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)(c)	4,201	2,136

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(c)	4,050	486

Total Warrants — 0.0% (Cost: $14,030)		2,622

Total Long-Term Investments — 97.0% (Cost: $406,349,761)		566,975,487

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(h)(i)	20,478,474	20,478,474
SL Liquidity Series, LLC, Money Market Series, 5.01%(h)(i)(j)	3,860,355	3,860,355

Total Short-Term Securities — 4.2% (Cost: $24,339,320)		24,338,829

Total Investments Before Options Written — 101.2% (Cost: $430,689,081)		591,314,316

Options Written — (1.1)% (Premiums Received: $(5,139,083))		(5,971,233)

Total Investments, Net of Options Written — 100.1% (Cost: $425,549,998)		585,343,083

Liabilities in Excess of Other Assets — (0.1)%		(845,797)

Net Assets — 100.0%		$584,497,286

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,506,638, representing 0.8% of its net assets as of period end, and an original cost of $5,276,327.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME)

(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$23,195,315	$—		$(2,716,841)	(a)	$—	$—	$20,478,474	20,478,474	$229,487		$—
SL Liquidity Series, LLC, Money Market Series	675,980	3,184,005	(a)	—		1,126	(756)	3,860,355	3,860,355	7,829	(b)	—

						$1,126	$(756)	$24,338,829		$237,316		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Avantor, Inc.	75	04/03/23	USD	25.29	USD	159	$—
Revolution Medicines, Inc.	18	04/03/23	USD	26.50	USD	39	—
Amgen, Inc.	126	04/06/23	USD	240.00	USD	3,046	(42,210)
BioNTech SE, ADR	38	04/06/23	USD	140.00	USD	473	(380)
Bristol-Myers Squibb Co.	74	04/06/23	USD	70.00	USD	513	(1,739)
Centene Corp.	111	04/06/23	USD	70.00	USD	702	(1,665)
Gilead Sciences, Inc.	38	04/06/23	USD	82.00	USD	315	(5,396)
Intuitive Surgical, Inc.	48	04/06/23	USD	245.00	USD	1,226	(56,160)
Johnson & Johnson	18	04/06/23	USD	155.00	USD	279	(2,097)
Medtronic PLC	65	04/06/23	USD	83.00	USD	524	(618)
Merck & Co., Inc.	234	04/06/23	USD	109.00	USD	2,490	(4,446)
Moderna, Inc.	72	04/06/23	USD	145.00	USD	1,106	(68,220)
UnitedHealth Group, Inc.	65	04/06/23	USD	500.00	USD	3,072	(1,625)
Abbott Laboratories	246	04/14/23	USD	107.00	USD	2,491	(2,091)
AbbVie, Inc.	105	04/14/23	USD	150.00	USD	1,673	(102,112)
AstraZeneca PLC, ADR	93	04/14/23	USD	67.00	USD	646	(26,133)
Baxter International, Inc.	53	04/14/23	USD	41.00	USD	215	(3,180)
Danaher Corp.	161	04/14/23	USD	250.00	USD	4,058	(111,895)
Elevance Health, Inc.	34	04/14/23	USD	480.00	USD	1,563	(7,225)
Eli Lilly & Co.	119	04/14/23	USD	335.00	USD	4,087	(132,090)
GE HealthCare Technologies, Inc.	260	04/14/23	USD	80.00	USD	2,133	(76,700)
Gilead Sciences, Inc.	295	04/14/23	USD	81.00	USD	2,448	(72,422)
Intuitive Surgical, Inc.	72	04/14/23	USD	245.00	USD	1,839	(90,000)
McKesson Corp.	39	04/14/23	USD	350.00	USD	1,389	(38,025)
Pfizer, Inc.	83	04/14/23	USD	41.00	USD	339	(4,773)
Thermo Fisher Scientific, Inc.	89	04/14/23	USD	560.00	USD	5,130	(176,220)
Vertex Pharmaceuticals, Inc.	40	04/14/23	USD	300.00	USD	1,260	(67,600)
Cerevel Therapeutics Holdings, Inc.	32	04/17/23	USD	37.38	USD	78	(102)

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
10X Genomics, Inc., Class A	15	04/21/23	USD	50.00	USD	84	$(10,425)
Agilent Technologies, Inc.	94	04/21/23	USD	159.00	USD	1,300	(617)
Alcon, Inc.	66	04/21/23	USD	75.00	USD	466	(3,960)
Alkermes PLC	22	04/21/23	USD	29.00	USD	62	(880)
Alnylam Pharmaceuticals, Inc.	16	04/21/23	USD	250.00	USD	321	(3,200)
Alnylam Pharmaceuticals, Inc.	43	04/21/23	USD	200.00	USD	861	(38,270)
AmerisourceBergen Corp.	23	04/21/23	USD	160.00	USD	368	(7,302)
AmerisourceBergen Corp.	81	04/21/23	USD	157.50	USD	1,297	(38,070)
Amgen, Inc.	129	04/21/23	USD	245.00	USD	3,119	(39,990)
Apellis Pharmaceuticals, Inc.	44	04/21/23	USD	65.00	USD	290	(16,060)
Arcutis Biotherapeutics, Inc.	162	04/21/23	USD	12.50	USD	178	(5,670)
Argenx SE, ADR	27	04/21/23	USD	400.00	USD	1,006	(10,057)
Arvinas, Inc.	26	04/21/23	USD	40.00	USD	71	(12,480)
Avantor, Inc.	75	04/21/23	USD	25.29	USD	159	(245)
BioMarin Pharmaceutical, Inc.	52	04/21/23	USD	115.00	USD	506	(3,640)
Boston Scientific Corp.	111	04/21/23	USD	47.74	USD	555	(30,034)
Boston Scientific Corp.	767	04/21/23	USD	49.00	USD	3,837	(118,885)
Catalent, Inc.	38	04/21/23	USD	75.00	USD	250	(5,415)
Cooper Cos., Inc.	18	04/21/23	USD	350.00	USD	672	(46,710)
Danaher Corp.	134	04/21/23	USD	260.00	USD	3,377	(32,495)
Design Therapeutics, Inc.	26	04/21/23	USD	10.00	USD	15	(520)
Dexcom, Inc.	109	04/21/23	USD	120.00	USD	1,266	(24,252)
Edwards Lifesciences Corp.	47	04/21/23	USD	83.52	USD	389	(8,138)
Encompass Health Corp.	156	04/21/23	USD	65.00	USD	844	(5,460)
Envista Holdings Corp.	80	04/21/23	USD	39.00	USD	327	(23,200)
Exact Sciences Corp.	27	04/21/23	USD	72.50	USD	183	(2,970)
Gilead Sciences, Inc.	182	04/21/23	USD	82.00	USD	1,510	(41,223)
Glaukos Corp.	9	04/21/23	USD	52.50	USD	45	(1,103)
HCA Healthcare, Inc.	30	04/21/23	USD	265.00	USD	791	(25,950)
Hologic, Inc.	21	04/21/23	USD	80.00	USD	169	(4,305)
Horizon Therapeutics PLC	28	04/21/23	USD	110.00	USD	306	(1,750)
Humana, Inc.	32	04/21/23	USD	515.00	USD	1,553	(7,600)
Icon PLC	31	04/21/23	USD	240.00	USD	662	(7,750)
Illumina, Inc.	48	04/21/23	USD	230.00	USD	1,116	(53,040)
Immunocore Holdings PLC, ADR	36	04/21/23	USD	70.00	USD	178	(3,060)
Incyte Corp.	102	04/21/23	USD	82.50	USD	737	(510)
Insulet Corp.	14	04/21/23	USD	320.00	USD	447	(12,810)
Insulet Corp.	6	04/21/23	USD	312.52	USD	191	(8,516)
Ionis Pharmaceuticals, Inc.	41	04/21/23	USD	40.00	USD	147	(205)
IQVIA Holdings, Inc.	69	04/21/23	USD	220.00	USD	1,372	(2,243)
iRhythm Technologies, Inc.	4	04/21/23	USD	120.00	USD	50	(3,220)
Johnson & Johnson	110	04/21/23	USD	170.00	USD	1,705	(605)
Krystal Biotech, Inc.	6	04/21/23	USD	85.00	USD	48	(2,520)
Legend Biotech Corp., ADR	27	04/21/23	USD	50.00	USD	130	(2,160)
Masimo Corp.	17	04/21/23	USD	165.00	USD	314	(36,465)
Medtronic PLC	126	04/21/23	USD	87.50	USD	1,016	(882)
Medtronic PLC	44	04/21/23	USD	82.00	USD	355	(4,444)
Merck & Co., Inc.	209	04/21/23	USD	115.00	USD	2,224	(2,195)
Mettler-Toledo International, Inc.	4	04/21/23	USD	1,610.00	USD	612	(3,800)
Moderna, Inc.	23	04/21/23	USD	190.00	USD	353	(633)
Novocure Ltd.	51	04/21/23	USD	100.00	USD	307	(3,570)
Novocure Ltd.	54	04/21/23	USD	75.00	USD	325	(2,970)
Omnicell, Inc.	12	04/21/23	USD	60.00	USD	70	(3,960)
Penumbra, Inc.	81	04/21/23	USD	270.00	USD	2,257	(122,715)
Prometheus Biosciences, Inc.	13	04/21/23	USD	145.00	USD	140	(4,550)
PTC Therapeutics, Inc.	24	04/21/23	USD	48.00	USD	116	(8,580)
QIAGEN NV	74	04/21/23	USD	50.00	USD	340	(14,800)
Quest Diagnostics, Inc.	156	04/21/23	USD	140.00	USD	2,207	(50,700)
Regeneron Pharmaceuticals, Inc.	21	04/21/23	USD	785.00	USD	1,726	(92,715)
ResMed, Inc.	33	04/21/23	USD	220.00	USD	723	(14,850)
Revolution Medicines, Inc.	35	04/21/23	USD	30.10	USD	76	(188)
Rhythm Pharmaceuticals, Inc.	83	04/21/23	USD	30.00	USD	148	(1,453)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Rocket Pharmaceuticals, Inc.	65	04/21/23	USD	22.50	USD	111	$(975)
Sage Therapeutics, Inc.	20	04/21/23	USD	47.50	USD	84	(1,050)
Sarepta Therapeutics, Inc.	9	04/21/23	USD	150.00	USD	124	(1,665)
STERIS PLC	31	04/21/23	USD	200.00	USD	593	(8,447)
STERIS PLC	5	04/21/23	USD	185.00	USD	96	(4,550)
Stryker Corp.	14	04/21/23	USD	270.00	USD	400	(23,450)
Thermo Fisher Scientific, Inc.	101	04/21/23	USD	570.00	USD	5,821	(167,660)
Ultragenyx Pharmaceutical, Inc.	23	04/21/23	USD	50.00	USD	92	(1,093)
UnitedHealth Group, Inc.	75	04/21/23	USD	495.00	USD	3,544	(25,875)
Vertex Pharmaceuticals, Inc.	69	04/21/23	USD	315.00	USD	2,174	(51,750)
Waters Corp.	40	04/21/23	USD	340.00	USD	1,239	(6,600)
West Pharmaceutical Services, Inc.	10	04/21/23	USD	320.00	USD	346	(28,350)
Zimmer Biomet Holdings, Inc.	28	04/21/23	USD	128.33	USD	362	(8,031)
Zoetis, Inc.	138	04/21/23	USD	172.00	USD	2,297	(16,206)
Zoetis, Inc.	166	04/27/23	USD	167.00	USD	2,763	(82,039)
Abbott Laboratories	15	04/28/23	USD	100.00	USD	152	(4,988)
AbbVie, Inc.	118	04/28/23	USD	155.00	USD	1,881	(73,160)
Align Technology, Inc.	15	04/28/23	USD	330.00	USD	501	(32,475)
AmerisourceBergen Corp.	23	04/28/23	USD	155.00	USD	368	(15,870)
AmerisourceBergen Corp.	81	04/28/23	USD	160.00	USD	1,297	(24,907)
Baxter International, Inc.	194	04/28/23	USD	41.00	USD	787	(28,615)
Becton Dickinson and Co.	105	04/28/23	USD	245.00	USD	2,599	(67,200)
Biogen, Inc.	80	04/28/23	USD	275.00	USD	2,224	(101,600)
Bristol-Myers Squibb Co.	74	04/28/23	USD	69.00	USD	513	(11,248)
Elevance Health, Inc.	61	04/28/23	USD	480.00	USD	2,805	(30,042)
Eli Lilly & Co.	139	04/28/23	USD	345.00	USD	4,774	(148,730)
Gilead Sciences, Inc.	141	04/28/23	USD	81.00	USD	1,170	(44,274)
Intuitive Surgical, Inc.	38	04/28/23	USD	265.00	USD	971	(22,610)
McKesson Corp.	22	04/28/23	USD	350.00	USD	783	(27,170)
Medtronic PLC	53	04/28/23	USD	78.00	USD	427	(17,278)
Medtronic PLC	85	04/28/23	USD	82.00	USD	685	(12,622)
Merck & Co., Inc.	244	04/28/23	USD	109.00	USD	2,596	(43,188)
Moderna, Inc.	21	04/28/23	USD	155.00	USD	323	(16,222)
Moderna, Inc.	5	04/28/23	USD	170.00	USD	77	(1,240)
Pfizer, Inc.	275	04/28/23	USD	42.00	USD	1,122	(12,100)
Regeneron Pharmaceuticals, Inc.	20	04/28/23	USD	790.00	USD	1,643	(86,500)
Sarepta Therapeutics, Inc.	62	04/28/23	USD	141.00	USD	855	(35,030)
UnitedHealth Group, Inc.	209	04/28/23	USD	485.00	USD	9,877	(173,470)
Vertex Pharmaceuticals, Inc.	70	04/28/23	USD	315.00	USD	2,205	(65,800)
Alcon, Inc.	136	05/01/23	USD	68.50	USD	959	(52,767)
Abbott Laboratories	231	05/05/23	USD	101.00	USD	2,339	(69,300)
AbbVie, Inc.	101	05/05/23	USD	160.00	USD	1,610	(37,117)
Baxter International, Inc.	177	05/05/23	USD	40.00	USD	718	(40,267)
Cigna Group	50	05/05/23	USD	260.00	USD	1,278	(38,500)
Eli Lilly & Co.	114	05/05/23	USD	350.00	USD	3,915	(107,445)
Exact Sciences Corp.	35	05/05/23	USD	71.00	USD	237	(10,325)
Intuitive Surgical, Inc.	58	05/05/23	USD	255.00	USD	1,482	(65,830)
Johnson & Johnson	96	05/05/23	USD	160.00	USD	1,488	(20,688)
McKesson Corp.	32	05/05/23	USD	365.00	USD	1,139	(18,560)
Medtronic PLC	75	05/05/23	USD	83.00	USD	605	(7,800)
Merck & Co., Inc.	210	05/05/23	USD	108.00	USD	2,234	(52,710)
Pfizer, Inc.	427	05/05/23	USD	42.00	USD	1,742	(29,676)
Bausch & Lomb Corp.	80	05/09/23	USD	17.50	USD	139	(7,236)
AmerisourceBergen Corp.	3	05/12/23	USD	165.00	USD	48	(788)
BioMarin Pharmaceutical, Inc.	80	05/12/23	USD	96.50	USD	778	(40,647)
Regeneron Pharmaceuticals, Inc.	26	05/12/23	USD	840.00	USD	2,136	(58,370)
10X Genomics, Inc., Class A	22	05/19/23	USD	55.00	USD	123	(12,100)
AbbVie, Inc.	100	05/19/23	USD	160.00	USD	1,594	(44,250)
Agilent Technologies, Inc.	63	05/19/23	USD	150.00	USD	872	(8,820)
Alcon, Inc.	136	05/19/23	USD	70.00	USD	959	(46,580)
Alkermes PLC	19	05/19/23	USD	29.00	USD	54	(2,043)
Arvinas, Inc.	15	05/19/23	USD	31.65	USD	41	(2,562)

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Avantor, Inc.	149	05/19/23	USD	22.50	USD	315	$(10,430)
Bausch & Lomb Corp.	55	05/19/23	USD	17.50	USD	96	(5,913)
Blueprint Medicines Corp.	50	05/19/23	USD	50.00	USD	225	(13,125)
Boston Scientific Corp.	767	05/19/23	USD	49.00	USD	3,837	(185,997)
Catalent, Inc.	38	05/19/23	USD	70.50	USD	250	(20,284)
Cerevel Therapeutics Holdings, Inc.	31	05/19/23	USD	25.00	USD	76	(5,813)
Cooper Cos., Inc.	31	05/19/23	USD	370.00	USD	1,157	(52,855)
Dexcom, Inc.	99	05/19/23	USD	125.00	USD	1,150	(39,600)
Edwards Lifesciences Corp.	42	05/19/23	USD	85.00	USD	347	(13,230)
Genmab A/S, ADR	64	05/19/23	USD	40.00	USD	242	(11,360)
Glaukos Corp.	9	05/19/23	USD	52.50	USD	45	(2,115)
Hologic, Inc.	21	05/19/23	USD	80.01	USD	169	(6,964)
IDEXX Laboratories, Inc.	27	05/19/23	USD	510.00	USD	1,350	(59,670)
Insulet Corp.	12	05/19/23	USD	340.00	USD	383	(11,160)
Ionis Pharmaceuticals, Inc.	29	05/19/23	USD	40.00	USD	104	(1,378)
IQVIA Holdings, Inc.	30	05/19/23	USD	210.00	USD	597	(14,100)
iRhythm Technologies, Inc.	4	05/19/23	USD	125.00	USD	50	(3,640)
Johnson & Johnson	161	05/19/23	USD	160.00	USD	2,496	(35,098)
Karuna Therapeutics, Inc.	6	05/19/23	USD	220.00	USD	109	(780)
Krystal Biotech, Inc.	6	05/19/23	USD	95.00	USD	48	(1,920)
Legend Biotech Corp., ADR	26	05/19/23	USD	55.00	USD	125	(6,565)
Masimo Corp.	16	05/19/23	USD	175.00	USD	295	(27,120)
Medtronic PLC	75	05/19/23	USD	85.00	USD	605	(7,125)
Omnicell, Inc.	12	05/19/23	USD	60.00	USD	70	(4,620)
Prometheus Biosciences, Inc.	13	05/19/23	USD	125.00	USD	140	(6,825)
Prothena Corp. PLC	33	05/19/23	USD	55.00	USD	160	(5,445)
QIAGEN NV	43	05/19/23	USD	50.00	USD	197	(2,903)
Repligen Corp.	31	05/19/23	USD	190.00	USD	522	(14,260)
ResMed, Inc.	21	05/19/23	USD	220.00	USD	460	(18,795)
Revolution Medicines, Inc.	18	05/19/23	USD	25.00	USD	39	(1,260)
Rhythm Pharmaceuticals, Inc.	32	05/19/23	USD	20.00	USD	57	(4,160)
Sage Therapeutics, Inc.	62	05/19/23	USD	47.50	USD	260	(8,835)
Stryker Corp.	233	05/19/23	USD	280.00	USD	6,651	(329,695)
Waters Corp.	6	05/19/23	USD	330.00	USD	186	(4,170)
West Pharmaceutical Services, Inc.	10	05/19/23	USD	360.00	USD	346	(13,050)
West Pharmaceutical Services, Inc.	38	05/19/23	USD	329.00	USD	1,317	(111,866)
Alkermes PLC	22	06/06/23	USD	29.12	USD	62	(2,921)
Edwards Lifesciences Corp.	53	06/16/23	USD	85.00	USD	438	(20,670)

							$(5,516,287)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	22,500	04/04/23	JPY	4,374.24	JPY	108,495	$(77,039)
Bausch & Lomb Corp.	UBS AG	8,000	04/05/23	USD	17.25	USD	139	(3,382)
Genmab A/S	Morgan Stanley & Co. International PLC	900	04/05/23	DKK	2,707.91	DKK	2,330	(263)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	5,000	04/05/23	DKK	1,016.12	DKK	5,429	(51,054)
Sanofi	Morgan Stanley & Co. International PLC	4,700	04/05/23	EUR	90.47	EUR	471	(49,992)
Neurocrine Biosciences, Inc.	Barclays Bank PLC	4,400	04/11/23	USD	107.00	USD	445	(1,462)
Roche Holding AG	Morgan Stanley & Co. International PLC	1,300	04/11/23	CHF	288.68	CHF	339	(10)
Daiichi Sankyo Co. Ltd.	BNP Paribas SA	10,500	04/13/23	JPY	4,411.49	JPY	50,631	(36,864)
Bausch & Lomb Corp.	JPMorgan Chase Bank N.A.	7,300	04/24/23	USD	18.35	USD	127	(2,671)
Novo Nordisk A/S, Class B	UBS AG	5,000	04/26/23	DKK	1,026.80	DKK	5,429	(49,310)
Sanofi	JPMorgan Chase Bank N.A.	4,700	04/27/23	EUR	91.74	EUR	471	(46,230)
Zimmer Biomet Holdings, Inc.	Citibank N.A.	2,700	04/27/23	USD	126.96	USD	349	(12,425)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	10,400	05/02/23	JPY	4,526.08	JPY	50,149	(32,367)
Rhythm Pharmaceuticals, Inc.	Barclays Bank PLC	6,700	05/04/23	USD	28.00	USD	120	(1,496)
Alkermes PLC	JPMorgan Chase Bank N.A.	5,900	05/08/23	USD	27.31	USD	166	(10,821)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
AstraZeneca PLC	Goldman Sachs International	8,900	05/10/23	GBP	114.08	GBP	1,000	$(28,718)
Neurocrine Biosciences, Inc.	Barclays Bank PLC	4,400	05/15/23	USD	100.47	USD	445	(19,772)
Roche Holding AG	UBS AG	1,200	05/16/23	CHF	258.83	CHF	313	(9,183)
AstraZeneca PLC	Goldman Sachs International	6,700	05/18/23	GBP	114.83	GBP	753	(21,887)

								$(454,946)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$127,434,326	$944,257	$257,586	$128,636,169
Health Care Equipment & Supplies	146,750,542	—	—	146,750,542
Health Care Providers & Services	88,096,745	—	—	88,096,745
Life Sciences Tools & Services	77,818,709	—	—	77,818,709
Pharmaceuticals	103,085,941	18,295,645	—	121,381,586
Other Interests	—	—	150,226	150,226
Preferred Securities
Preferred Stocks	—	—	4,098,826	4,098,826
Rights	—	—	40,062	40,062
Warrants	2,622	—	—	2,622
Short-Term Securities
Money Market Funds	20,478,474	—	—	20,478,474

	$563,667,359	$19,239,902	$4,546,700	587,453,961

Investments Valued at NAV(a)				3,860,355

				$591,314,316

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(5,116,924)	$(854,309)	$—	$(5,971,233)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	8